Liquidity (Details Narrative) - USD ($)			12 Months Ended
	Jan. 31, 2022	Jan. 06, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net operating losses			$ 32,000,000.0
Non-cash charges			3,000,000.0
Cash used in operating activities			38,240,865	$ 15,786,259
Total current assets			15,038,992	5,421,958
Current liabilities			11,848,032	31,699,763
Working capital			3,200,000
Total assets			36,775,368	26,237,131
Total liabilities			20,333,269	35,573,998
Stockholders equity			16,442,099	(9,336,867)	$ (5,814,478)
Repayment of debt			10,600,000
Cash and cash equivalents			$ 2,217,191	$ 591,634
Subsequent Event [Member]
Gross proceeds from the offering		$ 35,000,000
Repayment of line of credit and outstanding	$ 6,841,000
Common Class A [Member] | Subsequent Event [Member]
Issuance and sale of shares		2,496,934
Sale of unit price per share		$ 3.60
Warrant offering term		5 years
Common Class A [Member] | Subsequent Event [Member] | PIPE Pre-Funded Warrants [Member]
Issuance and sale of shares		7,797,184
Warrant price per share		$ 0.0001
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member]
Sale of unit price per share		$ 3.40
Common Class A [Member] | Subsequent Event [Member] | PIPE Warrants [Member] | Maximum [Member]
Issuance and sale of shares		10,294,118